CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 91,329,030	$ 12,863,425	¥ 38,478,016
Restricted cash	479	67	1,940,142
Time deposits and short-term investments	11,933,255	1,680,764	18,031,395
Trade receivable, net of allowance for credit losses of RMB 327 and RMB 285 as of December 31, 2022 and December 31, 2023, respectively	143,523	20,215	48,381
Inventories	6,871,979	967,898	6,804,693
Prepayments and other current assets, net of allowance for credit losses of RMB 4,427 and RMB 3,076 as of December 31, 2022 and December 31, 2023, respectively	4,247,318	598,222	1,689,860
Total current assets	114,525,584	16,130,591	66,992,487
Non-current assets:
Long-term investments	1,595,376	224,704	1,484,491
Property, plant and equipment, net	15,745,018	2,217,639	11,187,898
Operating lease right-of-use assets, net	5,939,230	836,523	3,538,911
Intangible assets, net	864,180	121,717	832,620
Goodwill	5,484	772	5,484
Deferred tax assets	1,990,245	280,320	74,767
Other noncurrent assets, net of allowance for credit losses of RMB 4,572 and RMB 4,886 as of December 31, 2022 and December 31, 2023, respectively	2,802,354	394,704	2,421,293
Total non-current assets	28,941,887	4,076,379	19,545,464
Total assets	143,467,471	20,206,970	86,537,951
Current liabilities:
Short-term borrowings	6,975,399	982,464	390,750
Trade and notes payable	51,870,097	7,305,750	20,024,329
Amounts due to related parties	¥ 10,607	$ 1,494	¥ 7,190
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Deferred revenue, current	¥ 1,525,543	$ 214,868	¥ 569,234
Operating lease liabilities, current	1,146,437	161,472	696,454
Accruals and other current liabilities	11,214,626	1,579,547	5,684,644
Total current liabilities	72,742,709	10,245,595	27,372,601
Non-current liabilities:
Long-term borrowings	1,747,070	246,070	9,230,807
Deferred revenue, non-current	812,218	114,399	581,598
Operating lease liabilities, non-current	3,677,961	518,030	1,946,367
Deferred tax liabilities	200,877	28,293	77,809
Other non-current liabilities	3,711,414	522,742	2,142,462
Total non-current liabilities	10,149,540	1,429,534	13,979,043
Total liabilities	82,892,249	11,675,129	41,351,644
Commitments and contingencies (Note 25)
SHAREHOLDERS' EQUITY
Treasury shares	(90)	(13)	(84)
Additional paid-in capital	57,479,857	8,095,869	53,869,322
Accumulated other comprehensive loss	(224,876)	(31,673)	(194,110)
Statutory reserves	444,585	62,618	0
(Accumulated deficit)/ Retained earnings	2,441,698	343,906	(8,817,850)
Total Li Auto Inc. shareholders' equity	60,142,624	8,470,911	44,858,701
Noncontrolling interests	432,598	60,930	327,606
Total shareholders' equity	60,575,222	8,531,841	45,186,307
Total liabilities and shareholders' equity	143,467,471	20,206,970	86,537,951
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	1,215	171	1,188
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 235	$ 33	¥ 235